LONG-TERM DEBT, NET (Philippine Notes) - Additional Information (Detail) $ in Thousands, ₱ in Billions								12 Months Ended
	Dec. 28, 2018 USD ($)	Dec. 28, 2018 PHP (₱)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 PHP (₱)	Oct. 09, 2017 USD ($)	Oct. 09, 2017 PHP (₱)	Jan. 24, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 24, 2014 PHP (₱)
Long-Term Debt [Line Items]
Repayments of long-term debt								$ 592,573	$ 896,276	$ 124,286
Loss on extinguishment of debt								3,461	49,337	$ 17,435
Philippine Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Philippine Notes, face amount							$ 336,825				₱ 15.0
Purchase price as percentage of principal							100.00%
Interest rate per annum							5.00%				5.00%
Repayments of long-term debt	$ 37,934	₱ 2.0	$ 102,933	₱ 5.5	$ 144,790	₱ 7.5
Loss on extinguishment of debt								$ 228	$ 939